Dividend Performers ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Building Materials - 2.0%
Trane Technologies PLC (a)	1,021	$446,596

Commercial Services - 5.7%
ABM Industries, Inc. (a)	8,438	398,358
Automatic Data Processing, Inc. (a)	1,344	414,490
Cintas Corp. (a)	1,962	437,271
		1,250,119

Computers - 3.8%
Accenture PLC - Class A (a)	1,365	407,985
Apple, Inc. (a)	2,146	440,295
		848,280

Distribution/Wholesale - 3.9%
Fastenal Co. (a)	10,651	447,342
WW Grainger, Inc. (a)	401	417,136
		864,478

Diversified Financial Services - 4.2%
Ameriprise Financial, Inc. (a)	848	452,603
SEI Investments Co. (a)	5,175	465,026
		917,629

Electrical Components & Equipment - 2.2%
Eaton Corp. PLC (a)	1,345	480,152

Electronics - 6.2%
Amphenol Corp. - Class A (a)	5,062	499,873
Brady Corp. - Class A (a)	6,185	420,394
Honeywell International, Inc. (a)	1,956	455,513
		1,375,780

Hand/Machine Tools - 4.0%
Lincoln Electric Holdings, Inc. (a)	2,232	462,738
Snap-on, Inc. (a)	1,346	418,849
		881,587

Healthcare-Products - 4.0%
Abbott Laboratories (a)	3,260	443,393
Stryker Corp. (a)	1,142	451,809
		895,202

Healthcare-Services - 1.7%
Chemed Corp. (a)	765	372,501

Home Furnishings - 1.9%
Dolby Laboratories, Inc. - Class A (a)	5,746	426,698

Insurance - 17.5%
Allstate Corp. (a)	2,113	425,368
Globe Life, Inc. (a)	3,598	447,195
Hanover Insurance Group, Inc. (a)	2,600	441,662
Hartford Insurance Group, Inc. (a)	3,346	424,507
Marsh & McLennan Cos., Inc. (a)	1,894	414,104
Old Republic International Corp. (a)	11,544	443,751
Primerica, Inc. (a)	1,594	436,230
Reinsurance Group of America, Inc. (a)	2,129	422,309
Travelers Cos., Inc. (a)	1,599	427,797
		3,882,923

Machinery-Diversified - 8.0%
Applied Industrial Technologies, Inc. (a)	1,935	449,791
Dover Corp. (a)	2,424	444,149
IDEX Corp. (a)	2,394	420,314
Watts Water Technologies, Inc. - Class A (a)	1,822	448,012
		1,762,266

Miscellaneous Manufacturing - 6.0%
A O Smith Corp. (a)	6,463	423,779
Donaldson Co., Inc. (a)	6,297	436,697
ITT, Inc. (a)	2,921	458,100
		1,318,576

Office Furnishings - 2.1%
HNI Corp. (a)	9,412	462,882

Pharmaceuticals - 14.0%
AbbVie, Inc. (a)	2,386	442,889
Cardinal Health, Inc. (a)	2,829	475,272
Cencora, Inc. (a)	1,488	446,177
Johnson & Johnson (a)	2,832	432,588
McKesson Corp. (a)	603	441,866
Merck & Co., Inc. (a)	5,635	446,067
Zoetis, Inc. (a)	2,694	420,129
		3,104,988

Semiconductors - 4.3%
KLA Corp. (a)	556	498,032
QUALCOMM, Inc. (a)	2,867	456,598
		954,630

Software - 4.0%
Broadridge Financial Solutions, Inc. (a)	1,821	442,558
CSG Systems International, Inc. (a)	6,782	442,932
		885,490

Telecommunications - 4.1%
Cisco Systems, Inc. (a)	6,864	476,224
Motorola Solutions, Inc. (a)	1,017	427,608
		903,832
TOTAL COMMON STOCKS (Cost $17,745,763)		22,034,609

PURCHASED OPTIONS - 0.0%(b)(c)	Notional Amount	Contracts
Put Options - 0.0%(c)			$–
S&P 500 Mini Index (d)(e)		–	$–
Expiration: 07/18/2025; Exercise Price: $485.00 (f)	$5,141,000	106	1,219
Expiration: 08/01/2025; Exercise Price: $495.00 (f)	6,187,500	125	3,938
Expiration: 08/15/2025; Exercise Price: $495.00 (f)	6,187,500	125	7,000
TOTAL PURCHASED OPTIONS (Cost $32,283)			12,157

SHORT-TERM INVESTMENTS - 0.2%		Shares
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25% (g)		45,566	45,566
TOTAL SHORT-TERM INVESTMENTS (Cost $45,566)			45,566

TOTAL INVESTMENTS - 99.8% (Cost $17,823,612)			22,092,332
Other Assets in Excess of Liabilities - 0.2%			38,260
TOTAL NET ASSETS - 100.0%			$22,130,592
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)
All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of June 30, 2025 is $17,343,342 which represented 78.4% of net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Dividend Performers ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Put Options - (0.3)%
S&P 500 Mini Index (a)(b)		–	$–
Expiration: 07/18/2025; Exercise Price: $568.00	$(6,020,800)	(106)	$(5,035)
Expiration: 08/01/2025; Exercise Price: $580.00	(7,250,000)	(125)	(26,062)
Expiration: 08/15/2025; Exercise Price: $580.00	(7,250,000)	(125)	(42,563)
TOTAL WRITTEN OPTIONS (Premiums received $200,038)			$(73,660)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Dividend Performers ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$22,034,609	$–	$–	$22,034,609
Purchased Options	–	12,157	–	12,157
Money Market Funds	45,566	–	–	45,566
Total Investments	$22,080,175	$12,157	$–	$22,092,332

Liabilities:
Investments:
Written Options	$–	$(73,660)	$–	$(73,660)
Total Investments	$–	$(73,660)	$–	$(73,660)

Refer to the Schedule of Investments for further disaggregation of investment categories.